Income Taxes Components of Net Deferred Tax Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Net Deferred Income Tax [Abstract]
Deferred Tax Liabilities, Net	$ (5,112)	$ (4,590)	$ (4,410)
Goodwill associated with Sunoco Retail to Sunoco LP transaction (see Note 3)	460	0
Net assets (excluding goodwill) associated with Sunoco Retail to Sunoco LP (see Note 3)	243	0
Tax provision, including provision from discontinued operations	201	242
Other	$ (20)	$ 62